SUBSEQUENT EVENTS (Details)								3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2017 shares	Feb. 25, 2016 USD ($) $ / shares shares	Feb. 24, 2016	Jan. 28, 2016 $ / shares shares	Jan. 01, 2016 shares	Nov. 19, 2015 $ / shares shares	Mar. 01, 2013 USD ($)	Mar. 31, 2016 item $ / shares shares	Jul. 31, 2014 $ / shares shares	Jun. 30, 2016 $ / shares	Dec. 31, 2015 $ / shares shares	Jan. 16, 2016 item
SUBSEQUENT EVENTS
Exercise price of options issued (in dollars per share) | $ / shares										$ 0.97	$ 1.00
Oil and Gas Leases
SUBSEQUENT EVENTS
Number of producing wells included in letter of intent | item												1
Providence Energy Operators, LLC
SUBSEQUENT EVENTS
Line of Credit term extension (in years)			1 year
Common Stock | IPO
SUBSEQUENT EVENTS
Stock issued (in shares)						4,600,000					4,600,000
Share price (in dollars per share) | $ / shares						$ 1.00
Common Stock | Private Placement
SUBSEQUENT EVENTS
Stock issued (in shares)								95,000	2,220,003		25,000
Share price (in dollars per share) | $ / shares								$ 1.00	$ 0.50		$ 1.00
Chief Operating Officer
SUBSEQUENT EVENTS
Exercise price of options issued (in dollars per share) | $ / shares				$ 1.00
President
SUBSEQUENT EVENTS
Term of employment agreement							1 year
Annual salary | $							$ 150,000
Tranche One | Chief Operating Officer
SUBSEQUENT EVENTS
Options vested				125,000
Tranche Two | Chief Operating Officer | Forecast
SUBSEQUENT EVENTS
Options vested	750,000
Subsequent Event | Oil and Gas Leases
SUBSEQUENT EVENTS
Net acres included in letter of intent | item								300
Number of producing wells included in letter of intent | item								1
Subsequent Event | Providence Energy Operators, LLC
SUBSEQUENT EVENTS
Line of Credit term extension (in years)			1 year
Subsequent Event | Common Stock
SUBSEQUENT EVENTS
Options granted								1,125,000
Exercise price of options issued (in dollars per share) | $ / shares								$ 1.00
Stock issued (in shares)								95,000
Share price (in dollars per share) | $ / shares								$ 1.00
Number of investors | item								1
Subsequent Event | Chief Operating Officer
SUBSEQUENT EVENTS
Term of employment agreement		1 year
Subsequent Event | Chief Operating Officer | Common Stock
SUBSEQUENT EVENTS
Options granted		875,000
Share price (in dollars per share) | $ / shares		$ 1.00
Subsequent Event | Executive Officer [Member]
SUBSEQUENT EVENTS
Annual salary | $		$ 156,000
Subsequent Event | Tranche One | Chief Operating Officer | Common Stock
SUBSEQUENT EVENTS
Options vested					125,000
Subsequent Event | Tranche Two | Chief Operating Officer | Common Stock | Forecast
SUBSEQUENT EVENTS
Options vested	750,000